Net Gain On Revaluation Of Financial Instruments At Fair Value Through Profit Or Loss - Disclosure of Financial Liabilities at Fair Value Through Profit or Loss (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Reclassification Of Financial Liabilities At Fair Value Through Profit Or Loss [Line Items]
Net gain on financial instrument	₽ 726	₽ 6,341	₽ 0
Convertion options [member]
Disclosure Of Reclassification Of Financial Liabilities At Fair Value Through Profit Or Loss [Line Items]
Net gain on financial instrument	594	6,364
Derivative feature [member]
Disclosure Of Reclassification Of Financial Liabilities At Fair Value Through Profit Or Loss [Line Items]
Net gain on financial instrument	109	0
Trade accounts receivable [member]
Disclosure Of Reclassification Of Financial Liabilities At Fair Value Through Profit Or Loss [Line Items]
Net gain on financial instrument	₽ 23	₽ (23)